Segment and corporate information (Details) € in Thousands		3 Months Ended
	Jan. 01, 2023 segment	Mar. 31, 2023 EUR (€)	Mar. 31, 2022 EUR (€)	Dec. 31, 2022 EUR (€)
Segment and corporate information
Number of operating segments | segment	2
Number of reportable segments | segment	2
Revenue from contracts with customers		€ 4,548,904	€ 4,404,497
Revenue from insurance contracts		140,396	114,292
Revenue from lease contracts		14,918	29,580
Revenue		4,704,218	4,548,369
Operating income (loss)		260,937	347,668
Interest		(82,572)	(69,097)
Income before income taxes		178,365	278,571
Depreciation and amortization		(411,605)	(414,166)
Impairment loss		(26,209)	(4,791)
Income (loss) from equity method investees		27,514	10,487
Total assets		35,500,515	34,724,126	€ 35,754,114
thereof investments in equity method investees		798,025	798,947	€ 773,724
Additions of property, plant and equipment, intangible assets and right of use assets		310,587	279,015
Health care services
Segment and corporate information
Revenue from contracts with customers		3,572,335	3,492,515
Revenue from insurance contracts		140,396	114,292
Revenue		3,712,731	3,606,807
Health care products
Segment and corporate information
Revenue from contracts with customers		976,569	911,982
Revenue from lease contracts		14,918	29,580
Revenue		991,487	941,562
Total Segment
Segment and corporate information
Revenue from contracts with customers		4,548,904	4,404,497
Revenue from insurance contracts		140,396	114,292
Revenue from lease contracts		14,918	29,580
Revenue		4,704,218	4,548,369
Total Segment | Health care services
Segment and corporate information
Revenue from contracts with customers		3,572,335	3,492,515
Total Segment | Health care products
Segment and corporate information
Revenue from contracts with customers		976,569	911,982
Care Delivery
Segment and corporate information
Revenue from contracts with customers		3,615,151	3,533,097
Revenue from insurance contracts		140,396	114,292
Revenue		3,755,547	3,647,389
Care Delivery | Health care services
Segment and corporate information
Revenue from contracts with customers		3,572,335	3,492,515
Care Delivery | Health care products
Segment and corporate information
Revenue from contracts with customers		42,816	40,582
Care Enablement
Segment and corporate information
Revenue from contracts with customers		933,753	871,400
Revenue from lease contracts		14,918	29,580
Revenue		948,671	900,980
Care Enablement | Health care products
Segment and corporate information
Revenue from contracts with customers		933,753	871,400
Operating Segments | Total Segment
Segment and corporate information
Revenue		5,066,076	4,914,658
Operating income (loss)		260,010	366,686
Depreciation and amortization		(403,264)	(403,533)
Impairment loss		(26,209)	(3,048)
Income (loss) from equity method investees		27,514	10,487
Total assets		54,693,887	53,122,766
thereof investments in equity method investees		798,025	798,947
Additions of property, plant and equipment, intangible assets and right of use assets		297,775	264,824
Operating Segments | Care Delivery
Segment and corporate information
Revenue		3,755,547	3,647,389
Operating income (loss)		284,485	297,498
Depreciation and amortization		(288,229)	(293,369)
Impairment loss		(1,916)	(2,160)
Income (loss) from equity method investees		26,101	16,242
Total assets		40,048,443	39,669,440
thereof investments in equity method investees		463,839	488,905
Additions of property, plant and equipment, intangible assets and right of use assets		188,486	188,840
Operating Segments | Care Enablement
Segment and corporate information
Revenue		1,310,529	1,267,269
Operating income (loss)		(24,475)	69,188
Depreciation and amortization		(115,035)	(110,164)
Impairment loss		(24,293)	(888)
Income (loss) from equity method investees		1,413	(5,755)
Total assets		14,645,444	13,453,326
thereof investments in equity method investees		334,186	310,042
Additions of property, plant and equipment, intangible assets and right of use assets		109,289	75,984
Operating Segments | Corporate
Segment and corporate information
Operating income (loss)		10,179	(10,360)
Depreciation and amortization		(18,057)	(14,115)
Impairment loss			(1,743)
Total assets		8,401,863	8,820,836
Additions of property, plant and equipment, intangible assets and right of use assets		12,812	14,191
Inter-segment
Segment and corporate information
Revenue		(361,858)	(366,289)
Operating income (loss)		(9,252)	(8,658)
Depreciation and amortization		9,716	3,482
Total assets		(27,595,235)	(27,219,476)
Inter-segment | Total Segment
Segment and corporate information
Revenue		(361,858)	(366,289)
Inter-segment | Care Enablement
Segment and corporate information
Revenue		€ (361,858)	€ (366,289)